SHARE CAPITAL	12 Months Ended
Aug. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

8.  SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

On November 20, 2018 the Company announced a consolidation of its common shares on the basis of one new share for ten old shares (1:10). The purpose of the consolidation was to increase the Company's common share price to be in compliance with the NYSE American's low selling price requirement.  All share and loss per share numbers in these financial statements are presented on a post consolidation basis.

At August 31, 2020, the Company had 64,095,073 shares outstanding.

Fiscal 2020

On June 17, 2020 the Company closed a non-brokered private placement for 1,221,500 common shares at a price of US$1.40 each for gross proceeds of $1.7 million, of which 500,000 common shares were subscribed for by Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI"), bringing HCI's ownership in the Company to approximately 31.59%. A 6% finders fee in the amount of $38 was paid on a portion of this private placement.

On December 19, 2019 the Company closed a non-brokered private placement for 3,225,807 common shares at a price of US$1.24 each for gross proceeds of $4.0 million, of which 1,612,931 common shares were subscribed for by Deepkloof on behalf of HCI. A 6% finders fee in the amount of $54 was paid on a portion of this private placement.

During fiscal 2020 the Company issued 28,040 shares upon the exercise of 28,040 warrants.

On January 2, 2020, the Company issued 517,468 shares in settlement of $687 of bi-annual interest payable on $19.99 million outstanding on the Convertible Notes.

On July 2, 2020 the Company issued 526,471 common shares in settlement of $687 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

Fiscal 2019

On August 21, 2019, the Company closed a bought deal financing of 8,326,957 common shares at a price of US$1.25 per share for gross proceeds of $10.4 million. Also, on August 21, 2019 the Company completed the sale of 7,575,758 common shares to existing shareholder Liberty Metals & Mining Holdings, LLC ("LMM"), a subsidiary of Liberty Mutual Insurance, and 6,940,000 common shares to Deepkloof on behalf of HCI, both at price of US$1.32 per share for gross proceeds of $10.0 million and $9.1 million respectively. Total fees of $1,769 were paid on the August 21, 2019 transactions including a 6% finders fee of $624.
On June 28, 2019 the Company closed a non-brokered private placement with Deepkloof for gross proceeds of $1.3 million. The Company issued an aggregate of 1,111,111 common shares to Deepkloof at a price of US$1.17 per common share. On a non-diluted basis and after giving effect to the private placement, HCI's ownership in the Company (through subsidiary Deepkloof) was increased from 20.05% to 22.60% of the Company's then issued and outstanding common shares. The Company did not pay any finder's fees in connection with this private placement
.

On February 4, 2019, the Company completed a non-brokered private placement of 3,124,059 shares at a price of US$1.33 per share for gross proceeds of $4.16 million. A 6% finders fee of $72 was paid on a portion of this private placement, with total issuance costs (including the finders fee) totalling $107.

During fiscal 2019, the Company issued 1,048,770 shares upon the exercise of 1,048,770 warrants.

On January 2, 2019 the Company issued 545,721 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Stock options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Granted	1,628,500	1.81
Options outstanding at August 31, 2020	3,182,500	2.20

Number Outstanding at August 31, 2020	Number Exercisable at August 31, 2020	Exercise Price		Average Remaining Contractual Life (Years)
1,554,000	388,500	C$	2.61	3.61
1,628,500	—		1.81	4.26
3,182,500	388,500			3.94

During the year ended August 31, 2020 the Company granted 1,628,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant. The Company recorded $1,157 ($1,032 expensed and $125 capitalized to mineral properties) of compensation expense during fiscal 2020.

The Company used the Black-Scholes model to determine the grant date fair value of stock options granted. The following assumptions were used in valuing stock options granted during the years ending August 31, 2020 and August 31, 2019:

Year ended	August 31, 2020	August 31, 2019
Risk-free interest rate	1.56%	1.6%
Expected life of options	3.9 years	3.9 years
Annualized volatility[1]	82%	74%
Forfeiture rate	2.1%	2.1%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are paid.

The DSU liability at August 31, 2020 was $509. During the year ended August 31, 2020 an expense of $387 was recorded in relation to the outstanding DSUs (August 31, 2019 - $113), with $245 recorded as share-based compensation (August 31, 2019, $63) and $142 recorded as director fees (August 31, 2019, $50). At August 31, 2020, 575,070 DSUs have been issued with 93,928 having been cancelled during the year. 163,220 DSU's had vested as at August 31, 2020.

(e) Restricted Share Units

The Company has established an RSU plan for certain employees of the Company. Each RSU has the same value as one Company common share. RSU's vest over a three year period.

The RSU liability at August 31, 2020 was $447. During the year ended August 31, 2020 an expense of $343 was recorded ($292 expensed and $51 capitalized) in relation to the outstanding RSUs, (August 31, 2019 $102, $86 expensed, $15 capitalized). At August 31, 2020, 393,897 RSU's have been issued with 74,473 vested. Subsequent to year end a total of 42,629 vested RSUs have been redeemed by holders.